Summary of Significant Accounting Policies - Schedule of Securities that were Excluded from the Diluted Per Share (Details) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		17,576,650	2,169,030
Options to purchase common stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		41,169	52,479
Warrants to purchase common stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		95,746	182,996
Series A Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	[1]		60,000
Series B Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	[2]		194,004
Series C Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	[3]	1,576,763	1,452,282
Series D Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	[4]	2,074,689
Series E Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	[5]	13,000,000
Convertible notes and related accrued interest [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	[6]	788,283	227,269

[1]	Assumed the Series A convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $150.00 per share.
[2]	Assumed the Series B convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $56.70 per share.
[3]	Assumed the Series C convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.
[4]	Assumed the Series D convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.
[5]	Assumed the Series E convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $1.50 per share.
[6]	Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $1.00 per share for the years ended December 31, 2025. Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $11.25 per share for the year ended December 31, 2024.